Lease Liabilities (Details Narrative) - AUD ($)		12 Months Ended
	Jul. 02, 2019	Jun. 30, 2020	Jun. 30, 2019
Lease liabilities [abstract]
Cash outflow		$ 221,282
Description on short-term leases	Operating leases with a lease term of less than 12 months as short-term leases.	Short-term leases are leases with a lease term of 12 months or less
Lease concession description		15% waiver for the period April 1 through to September 30, 2020.15% deferral for the period April 1 through to September 30, 2020.70% due and payable on the first of each month in line with the lease.
Lease extension description		The lease has been extended by 6 months from September 1, 2021 to February 28, 2022.
Right -of-use assets		$ 397,945
Non-current lease liabilities	$ 251,471	$ 188,621